FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Option to Acquire Shares in Edible Garden
Investment in Edible Garden Corp.		$ 210,000
Option to Acquire Shares in Edible Garden | Level 1
Investment in Edible Garden Corp.		210,000
Option to Acquire Shares in Edible Garden | Level 2
Investment in Edible Garden Corp.		0
Option to Acquire Shares in Edible Garden | Level 3
Investment in Edible Garden Corp.		$ 0
Edible Garden
Impairment charge	$ 330